Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 994,000		$ 1,789,000			$ 3,142,000	$ 4,268,000	$ 5,541,000	$ 4,067,000	$ 6,682,000
Income tax benefit related to stock-based compensation	0	$ 0	0	$ 0	$ 0	0	0
Operations and support
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	43,000		100,000			144,000	261,000	299,000	277,000	206,000
Marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	71,000		123,000			238,000	348,000	397,000	301,000	181,000
Product development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	287,000		510,000			981,000	1,459,000	1,873,000	1,486,000	2,391,000
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 593,000		$ 1,056,000			$ 1,779,000	$ 2,200,000	$ 2,972,000	$ 2,003,000	$ 3,904,000